Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99.3%
iShares Core S&P 500 ETF(a)(b)
(Cost $7,665,439) ........................................................... 16,850 $ 7,235,896
Number of
Contracts Notional Amount
Purchased Options – 0.1%
Calls – Exchange-Traded – 0.1%
S&P 500 Index, October Strike Price $4,775, Expires 10/20/23 ........... 7 $ 3,342,500 70
S&P 500 Index, November Strike Price $4,560, Expires 11/17/23 .......... 4 1,824,000 4,440
S&P 500 Index, December Strike Price $4,700, Expires 12/15/23 ......... 7 3,290,000 5,320
9,830
Total Purchased Options (Cost $71,923) ........................................................... 9,830
Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(c)
(Cost $10,780) .............................................................. 10,780 10,780
Total Investments – 99.5%
(Cost $7,748,142) ........................................................................... $ 7,256,506
Other Assets in Excess of Liabilities – 0.5% ......................................................... 34,132
Net Assets – 100.0% .......................................................................... $ 7,290,638
Number of
Contracts Notional Amount
Written Options – (0.0)%†
Calls – Exchange-Traded – (0.0)%†
S&P 500 Index, October Strike Price $5,000, Expires 10/20/23 ........... (7) $ (3,500,000) $ (35)
S&P 500 Index, November Strike Price $4,780, Expires 11/17/23 .......... (4) (1,912,000) (300)
S&P 500 Index, December Strike Price $4,925, Expires 12/15/23 ......... (7) (3,447,500) (875)
(1,210)
Total Written Options (Premiums Received $11,388) .................................................. $ (1,210)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $5,797,305 have been pledged as collateral for options as of September 30, 2023.
(c) Rate shown reflects the 7-day yield as of September 30, 2023.

Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99.3%
Purchased Options ............................................................................... 0.1%
Money Market Funds ............................................................................. 0.1%
Total Investments ................................................................................ 99.5%
Other Assets in Excess of Liabilities .................................................................. 0.5%
Net Assets ..................................................................................... 100.0%